Shareholder's Equity - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Components of accumulated other comprehensive income
Cash capital contributions from parent	$ 0	$ 0	$ 15
Non-cash capital contributions from parent	17	14	30
Net of tax unrealized gains (losses) related to credit-only impaired securities	$ 33	42	$ 34
Cumulative effect of accounting change		3
Accounting Standards Update 2018-02 | Tax Cuts and Jobs Act of 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Impact of the U.S. corporate tax rate change on AOCI		$ 99
Equity securities | Accounting Standards Update 2016-01
Components of accumulated other comprehensive income
Cumulative effect of accounting change				$ (90)